Income Taxes	12 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 9 - INCOME TAXES

The provision (benefit) for income taxes from continued operations for the years ended September 30, 2018 and 2017 consist of the following:

	September 30,
	2018	2017
Current:
Federal	$—	$—
State	—	—
	$—	$—

Deferred:
Federal	$(2,558,000)	$(781,817)
State	—	—
	(2,558,000)	(781,817)
Valuation allowance	2,558,000	781,817
Provision (benefit) for income taxes, net	$—	$—

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	September 30,
	2018	2017
Statutory federal income tax rate	21.0%	34.0%
Non-deductible stock-based compensation	(7.0)	(16.0)
Change in statutory tax rate	(19.0)	—
Valuation allowance	5.0	(18.0)
Effective tax rate	0.0%	0.0%

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	September 30,
	2018	2017
Net operating loss carry forward	$3,536,000	$4,725,000
Deferred compensation	3,747,000	—
Valuation allowance	(7,283,000)	(4,725,000)
Deferred income tax asset	$—	$—

The Company has a net operating loss carry forward of $16.8 million available to offset future taxable income. Of which, $2.6 million will expire within the next five years, and the remaining $14.2 million will expire thereafter. For income tax reporting purposes, the Company’s aggregate unused net operating losses were subject to the limitations of Section 382 of the Internal Revenue Code, as amended. The Company has provided a valuation reserve against the full amount of the net operating loss benefit, because in the opinion of management based upon the earning history of the Company; it is more likely than not that the benefits will not be realized. For income tax reporting purposes, Management has determined that net operating losses prior to February 5, 2015 are subject to an annual limitation of approximately $600,000.

For the years ended September 30, 2018 and 2017, the difference between the amounts of income tax expense or benefit that would result from applying the statutory rates to pretax income to the reported income tax expense of $0 is the result of the net operating loss carry forward and the related valuation allowance, as well as non-deductible stock-based compensation.

The Company anticipates it will continue to record a valuation allowance against the losses of certain jurisdictions, primarily federal and state, until such time as it is able to determine it is “more-likely-than-not” the deferred tax asset will be realized. Such position is dependent on whether there will be sufficient future taxable income to realize such deferred tax assets. The Company’s effective tax rate may vary from period to period based on changes in estimated taxable income or loss by jurisdiction, changes to the valuation allowance, changes to federal, state or foreign tax laws, future expansion into areas with varying country, state, and local income tax rates, deductibility of certain costs and expenses by jurisdiction.

The Company has not filed its federal income tax returns since 2012, which is through the fiscal year ending September 30, 2013. The Company is preparing the 2013 through 2016 filings, which report activity for the fiscal years ending September 30, 2014 through 2017. The September 30, 2018 tax return is not due at this time. The Company intends to remediate the lack of filing timely tax returns immediately. There are currently no ongoing tax examinations.

On December 22, 2017, the Tax Cuts and Jobs Act (“Tax Act”) was signed into law in the U.S. The Tax Act has resulted in significant changes to the U.S. corporate income tax system. These changes include a federal statutory rate reduction from 35% to 21%, the elimination or reduction of certain domestic deductions and credits, and limitations on the deductibility of interest expense and executive compensation. These changes were effective beginning in 2018.